Expense Example - AB Discovery Value Fund	Feb. 26, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 537
Expense Example, with Redemption, 3 Years	775
Expense Example, with Redemption, 5 Years	1,031
Expense Example, with Redemption, 10 Years	1,763
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	293	[1]
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	2,222
Advisor Class
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,845
Class K
Expense Example:
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	$ 1,002

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.